INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:	INTANGIBLE ASSETS, NET Other intangible assets consisted of the following:
	December 31, 2024			December 31, 2023
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
Customers relationships & Other	$8,734	$8,468	$266	$8,734	$8,427	$307
IP & Technology	7,019	5,605	1,414	7,019	5,252	1,767
Capitalized software development costs	13,017	9,059	3,958	11,266	7,764	3,502
	$28,770	$23,132	$5,638	$27,019	$21,443	$5,576

Amortization expenses amounted to $1,689, 1,693 and $1,607 for the years ended December 31, 2024, 2023 and 2022, respectively.